Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment arrangements [text block]
23.	Cash and stock-based compensation plans

The Bank has established equity compensation plans under which it manages restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A.
2015 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for directors and executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. The maximum aggregate number of shares which may be granted under this plan is three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the directors and executives to whom the awards may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan. This plan was updated in October 2015, modified and renamed as “2015 Stock Incentive Plan”

Restricted stocks are issued at the grant date but are withheld by the Bank until the vesting date. Restricted stock is entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues or disposes of treasury stocks,and delivers common stock at the vesting date of the restricted stock units.

During 2018 and 2017, the Board of Directors approved the grant of restricted stock to directors and stock options and restricted stock units to certain executives of the Bank, as follows:

Restricted stock – Directors

During the years 2018, 2017 and 2016, the Board of Directors granted 57,000, each year, of “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on April 11, 2018, April 19, 2017 and April 13, 2016. The fair value of restricted stock granted totaled $1.6 million in 2018, $1.6 million in 2017, and $1.4 million in 2016, of which $739 thousand, $788 thousand and $617 thousand were recognized in profit or loss during 2018, 2017 and 2016, respectively.

The total expense recognized in profit or loss during 2018, 2017 and 2016 of restricted stock – directors amounted $1.5 million, $1.7 million and $1.6 million, respectively. The remaining cost pending amortization of $1.2 million at December 31, 2018 will be amortized over 2.3 years.

Restricted stock lose their restriction from the year following the anniversary date, as follows: 35% in the first and second year, and 30% in the third year.

A summary of restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2016	96,321	30.62
Granted	57,000	24.14
Vested	(56,421)	28.80
Outstanding at December 31, 2016	96,900	27.86
Granted	57,000	27.80
Vested	(61,950)	28.50
Outstanding at December 31, 2017	91,950	27.40
Granted	57,000	28.70
Vested	(45,300)	28.07
Outstanding at December 31, 2018	103,650	27.82
Expected to vest	103,650

The fair value of vested stock during the years 2018 and 2017 was $1.3 million and $1.8 million, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain executives of the Bank with a grant date fair value of $581 thousand in 2018 and $650 thousand in 2017. The distribution of the fair value was in restricted stock units.

Restricted stock units

The fair value of the restricted stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grant date. These stock units vest 25% each year on the grant date’s anniversary.
The restricted stock units are exchanged at a ratio of 1: 1 for common shares "Class E".

Compensation costs of the restricted stock units are amortized during the period of restriction by the accelerated method. Costs recognized in profit or loss during 2018, 2017 and 2016 due to the amortization of these grants totaled $503 thousand, $811 thousand and $1.3 million, respectively. The remaining compensation cost pending amortization of $324 thousand in 2018 will be amortized over 3.1 years.

A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	162,748	19.74
Granted	91,454	18.26
Forfeited	(21,408)	17.69
Vested	(65,358)	18.83
Outstanding at December 31, 2016	167,436	19.35
Granted	25,289	25.70
Forfeited	(71,401)	18.61
Vested	(70,519)	19.76
Outstanding at December 31, 2017	50,805	21.07
Granted	23,412	24.80
Forfeited	-	-
Vested	(49,055)	20.90
Outstanding at December 31, 2018	25,162	24.86	2.99 years	$0
Expected to vest	25,162	24.86	2.99 years	$0

The fair value of vested stock during the years 2018 and 2017 is $1.0 million, and $1.4 million, respectively.

Stock purchase options

The Bank´s policy indicates that options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost recognized in profit or loss during 2018, 2017 and 2016 as a result of the amortization of these plans that amounted to $14 thousand, $118 thousand and $251 thousand, respectively. The remaining compensation cost pending amortization of $16 thousand in 2018 will be amortized over a period of 0.11 years.

A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	554,756	26.36
Granted	-	-
Forfeited	(126)	18.93
Exercised	(68,785)	22.78
Outstanding at December 31, 2016	485,845	26.87
Granted	-	-
Forfeited	(69,934)	28.63
Exercised	(142,268)	24.84
Outstanding at December 31, 2017	273,643	27.48
Granted	-	-
Forfeited	(28,315)	29.25
Exercised	(102,918)	24.55
Outstanding at December 31, 2018	142,410	29.25	3.11 years	$0
Exercisable	142,410	29.25	3.11 years	$0
Expected to vest	142,410	29.25	3.11 years	$0

The intrinsic value of exercised options during the years 2018 and 2017 was $406 and $593, respectively. During the years 2018 and 2016 the Bank received $2.5 million and $3.5 million, respectively, from exercised options.

B.
Other plans - Expatriate Top Executives Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2018, 2017 and 2016, the Bank charged to salaries expense $102 thousand, $163 thousand and $121 thousand, respectively, that correspond to the Bank’s contributions to this plan.